Consolidated Balance Sheets (Parentheticals) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net of allowance	¥ 26,158	¥ 19,240
Short-term borrowings of the consolidated VIEs	47,774	49,457
Long-term borrowings, current portion of the consolidated VIEs	15,137	3,618
Note payable of the consolidated VIEs		12,105
Accounts payable of the consolidated VIEs	261,204	267,558
Accrued expenses and other current liabilities of the consolidated VIEs	250,880	226,256
Due to related parties, current of the consolidated VIEs	32,899	92,737
Deferred workspace membership fee of the consolidated VIEs	50,320	50,858
Contract liabilities of the consolidated VIEs	23,913	14,833
Income tax payable of the consolidated VIEs	4,429	301
Deferred subsidiary income of the consolidated VIEs	8,108	9,562
Share-based liabilities, current of the consolidated VIEs	2,571
Lease liabilities, of the consolidated VIEs	256,178	351,225
Long-term borrowings of the consolidated VIEs	646	15,242
Refundable deposits from members, non-current of the consolidated VIEs	21,766	16,477
Deferred tax liability of the consolidated VIEs	362	1,543
Lease liabilities, non-current of the consolidated VIEs	13,593	553,034
Warrant liabilities of the consolidated VIEs
Share-based liabilities, non-current of the consolidated VIEs	¥ 1,303
Common Class A
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.002	¥ 0.002
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000
Ordinary shares, issued (in Shares)	3,896,916	3,549,969
Ordinary shares, outstanding (in Shares)	3,896,916	3,549,969
Common Class B
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.002	¥ 0.002
Ordinary shares, shares authorized (in Shares)	5,000,000	5,000,000
Ordinary shares, issued (in Shares)	472,622	472,622
Ordinary shares, outstanding (in Shares)	472,622	472,622